Short Term Deposits	12 Months Ended
Dec. 31, 2022
Short Term Deposits [Abstract]
SHORT TERM DEPOSITS	NOTE 4 – SHORT TERM DEPOSITS
	December 31,
(in thousands)	2022	2021

Bank deposits in U.S.$ (annual average interest rates 0.3% and 0.6%)	$299	$10,004